Net Income - Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [abstract]
Dividend income	$ 240	$ 7	$ 167	$ 157
Rental income	75		76	79
Others	148		139	133
Other income	$ 463	$ 14	$ 382	$ 369